CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 351,049	$ 243,657	$ 130,682
Voyage Expenses	(199,430)	(173,410)	(38,670)
Voyage Operating Expenses - Excluding Depreciation Expense Presented Below	(62,500)	(64,924)	(63,965)
General and Administrative Expenses	(14,863)	(19,555)	(14,700)
Depreciation Expenses	(80,531)	(74,375)	(69,219)
Impairment Loss on Vessel	0	0	(12,030)
Loss on Contract	0	(5,000)	0
Fees for provided services	1,500	0	0
Net Operating Loss	(4,775)	(93,608)	(67,902)
Interest Income	181	146	357
Interest Expenses	(12,244)	(11,518)	(5,854)
Dividends Received	252	0	0
Gain on shares	3,286	0	0
Other Financial Income (Expenses)	(1,126)	(391)	207
Total Other Expenses	(9,651)	(11,763)	(5,290)
Net Loss Before Income Taxes and Equity Income	(14,426)	(105,371)	(73,192)
Income Tax Expense	(47)	(86)	0
Equity Income	1,665	40	0
Net Loss	$ (12,808)	$ (105,417)	$ (73,192)
Basic and Diluted Loss per Share (in dollars per share)	$ (0.15)	$ (1.64)	$ (1.39)
Basic and Diluted Average Number of Common Shares Outstanding (in shares)	85,401,179	64,101,923	52,547,623
Cash Dividends per share (in dollars per share)	$ 0.63	$ 0.64	$ 1.20